JPMORGAN TRUST I

245 Park Avenue

New York, N.Y. 10167

December 23, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (“Trust”) on behalf of:
the J.P. Morgan Funds listed in Appendix A (the “Funds”)
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. XX (Amendment No. XX under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being filed to register the revised statutory prospectuses for all share classes for the Funds. We are concurrently filing post-effective amendments to the registration statements for JPMorgan Trust II for the revised statutory prospectuses.

If you have any questions or comments, please call the undersigned at (212) 648-2085.

Sincerely,

/s/ John T. Fitzgerald

John T. Fitzgerald, Esq.

Assistant Secretary

cc:	Vincent J. De Stefano

Appendix A

JPMorgan International Funds
JPMorgan Asia Equity Fund
JPMorgan China Region Fund
JPMorgan Emerging Economies Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan Global Focus Fund
JPMorgan India Fund
JPMorgan International Currency Income Fund
JPMorgan International Equity Fund
JPMorgan International Opportunities Fund
JPMorgan International Opportunities Plus Fund
JPMorgan International Realty Fund
JPMorgan International Small Cap Equity Fund
JPMorgan International Value Fund
JPMorgan International Value SMA Fund
JPMorgan Intrepid European Fund
JPMorgan Intrepid International Fund
JPMorgan Intrepid Japan Fund
JPMorgan Latin America Fund
JPMorgan Russia Fund

JPMorgan Tax Aware Funds
JPMorgan Tax Aware Disciplined Equity Fund
JPMorgan Tax Aware Real Return Fund
JPMorgan Tax Aware U.S. Equity Fund
JPMorgan Tax Aware Real Return SMA Fund

JPMorgan Specialty Funds
Highbridge Statistical Market Neutral Fund
Highbridge Dynamic Commodities Strategy Fund
JPMorgan Market Neutral Fund

JPMorgan Funds
JPMorgan Income Builder Fund
JPMorgan Strategic Preservation Fund